Schedule of Investments (unaudited)
April 30, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.5%
Abacus Group	95,534	$69,737
Accent Group Ltd.	77,874	92,422
Adairs Ltd.(a)	157,572	238,298
Amotiv Ltd.	17,025	84,421
AMP Ltd.	223,652	184,727
Ansell Ltd.	1,741	33,775
Austin Engineering Ltd.	139,012	38,820
Biome Australia Ltd.(a)(b)	331,752	91,474
Bisalloy Steel Group Ltd.	60,720	131,273
BWP Trust	61,219	140,364
Cettire Ltd.(a)(b)	484,564	139,326
Challenger Ltd.	37,337	169,180
Champion Iron Ltd.	40,494	118,375
Clinuvel Pharmaceuticals Ltd.	13,616	99,173
Coast Entertainment Holdings Ltd., NVS(a)(b)	444,360	115,277
Collins Foods Ltd.	28,552	150,315
Cuscal Ltd.(b)	152,260	252,169
Dalrymple Bay Infrastructure Ltd.	439,668	1,159,293
Data#3 Ltd.	36,514	170,049
Deterra Royalties Ltd.	443,532	1,034,114
DigiCo Infrastructure REIT(b)	40,000	69,090
Domain Holdings Australia Ltd.	128,156	352,374
Downer EDI Ltd.	76,360	278,842
Eagers Automotive Ltd.	4,577	54,018
Elanor Commercial Property Fund(a)	278,484	103,462
Elders Ltd.	23,926	96,913
FleetPartners Group Ltd., NVS(a)(b)	337,088	604,581
Fleetwood Ltd.	101,476	188,927
GenusPlus Group Ltd.	160,172	285,422
GR Engineering Services Ltd.	236,716	426,033
GrainCorp Ltd., Class A	178,388	759,495
Growthpoint Properties Australia Ltd.	45,298	67,198
GWA Group Ltd.	267,561	406,716
Healius Ltd.(b)	544,824	507,246
Helia Group Ltd.	305,256	946,113
HomeCo Daily Needs REIT	372,807	292,275
Horizon Oil Ltd.	1,516,804	179,652
IGO Ltd.	66,664	167,033
Iluka Resources Ltd.	96,979	256,936
Inghams Group Ltd.	172,396	378,472
Karoon Energy Ltd.	157,297	144,799
Kogan.com Ltd.	27,454	79,103
Lovisa Holdings Ltd.	3,036	48,468
Macmahon Holdings Ltd.	2,276,172	394,579
McMillan Shakespeare Ltd.	50,416	493,950
Metcash Ltd.	121,888	251,061
Mineral Resources Ltd.(a)(b)	17,388	228,669
Mount Gibson Iron Ltd.(b)	1,129,392	224,410
Myer Holdings Ltd.	798,104	368,189
Neuren Pharmaceuticals Ltd., NVS(b)	32,852	244,969
New Hope Corp. Ltd.	166,357	390,249
nib holdings Ltd.	13,727	59,886
Nine Entertainment Co. Holdings Ltd.	142,749	130,824
NRW Holdings Ltd.	260,779	452,003
OFX Group Ltd.(a)(b)	64,604	46,839
Orora Ltd.	128,291	148,641
Orthocell Ltd.(a)(b)	203,596	208,685
Perenti Ltd.	142,018	124,204
Perseus Mining Ltd.	52,557	112,641
PEXA Group Ltd.(b)	18,860	145,316
Security	Shares	Value
Australia (continued)
PolyNovo Ltd.(b)	62,226	$48,116
Region RE Ltd.	135,977	201,548
Regis Healthcare Ltd.	59,524	260,356
Regis Resources Ltd.(b)	49,233	142,337
Reliance Worldwide Corp. Ltd.	30,748	82,659
RPMGlobal Holdings Ltd.(b)	128,017	225,840
Sandfire Resources Ltd.(b)	134,504	856,641
Sims Ltd.	79,580	742,799
Southern Cross Media Group Ltd.(a)(b)	309,948	133,020
Stanmore Resources Ltd.	241,009	299,359
Steadfast Group Ltd.	66,271	249,037
Super Retail Group Ltd.	77,556	665,146
Tabcorp Holdings Ltd.	1,524,014	543,190
Tasmea Ltd.	41,768	71,030
Temple & Webster Group Ltd.(b)	5,310	60,595
Terracom Ltd.(a)	1,162,328	46,243
Titomic Ltd.(b)	463,956	69,839
Tuas Ltd.(b)	101,476	366,460
Ventia Services Group Pty. Ltd.	185,472	502,163
Waypoint REIT Ltd.	278,760	456,520
Webjet Group Ltd.(b)	88,964	36,441
Weebit Nano Ltd.(b)	36,239	41,064
Whitehaven Coal Ltd.	8,372	26,780
		21,358,048
Austria — 0.4%
Oesterreichische Post AG	5,127	172,855
Porr AG	25,075	878,018
Semperit AG Holding(a)	5,859	86,767
Zumtobel Group AG	42,228	221,462
		1,359,102
Belgium — 0.8%
Barco NV	10,212	139,729
Bekaert SA	5,767	222,528
bpost SA	64,147	102,873
Deceuninck NV	12,263	29,764
Deme Group NV	826	123,814
Fluxys Belgium SA	7,544	179,471
Ion Beam Applications	19,412	231,253
Proximus SADP	78,697	604,442
Solvay SA	18,400	696,303
Umicore SA	30,360	275,974
		2,606,151
Canada — 8.5%
ADENTRA Inc.	2,484	48,667
Advantage Energy Ltd.(b)	20,683	146,878
AGF Management Ltd., Class B, NVS	30,108	224,074
Andlauer Healthcare Group Inc.(a)	4,123	160,003
Artis REIT	33,127	173,733
Atco Ltd., Class I, NVS	24,748	930,429
Bausch Health Companies Inc.(a)(b)	10,120	53,636
Baytex Energy Corp.	71,300	110,162
Bird Construction Inc.	16,747	256,441
BlackBerry Ltd.(b)	48,592	164,958
Boardwalk REIT	11,040	520,608
Bombardier Inc., Class B(b)	4,303	284,411
Brookfield Renewable Corp.	11,531	328,172
BRP Inc.	9,292	314,766
Canacol Energy Ltd.(a)(b)	34,316	73,929
Canadian Tire Corp. Ltd., Class A, NVS	6,348	694,753
Canfor Corp.(b)	14,996	143,259
Capital Power Corp.	13,340	506,467

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Cascades Inc.	42,004	$269,038
Centerra Gold Inc.	81,420	545,123
Chartwell Retirement Residences	23,794	298,763
Chemtrade Logistics Income Fund	61,732	427,637
Choice Properties REIT	10,616	112,428
CI Financial Corp.	63,204	1,432,703
Cogeco Communications Inc.	4,761	234,148
Cogeco Inc.	7,084	329,484
Colliers International Group Inc.	2,382	284,765
Computer Modelling Group Ltd.	11,714	67,551
CT REIT(a)	100,648	1,084,160
Definity Financial Corp.	2,748	137,161
Docebo Inc.(b)	15,916	498,515
Dream Office REIT, NVS(a)	15,180	168,581
Dundee Precious Metals Inc.	45,816	600,533
Eldorado Gold Corp.(b)	18,400	346,218
Empire Co. Ltd., NVS	5,587	207,496
Ensign Energy Services Inc.(a)(b)	114,427	149,404
EQB Inc.	2,931	202,636
Finning International Inc.	37,904	1,069,813
First Capital Real Estate Investment Trust	26,905	333,336
Frontera Energy Corp.	48,866	176,522
Gibson Energy Inc.	21,415	336,930
H&R Real Estate Investment Trust	26,447	188,195
Hammond Power Solutions Inc., Class A(a)	4,669	310,905
Hudbay Minerals Inc.	10,616	77,237
IAMGOLD Corp.(b)	24,434	173,161
Interfor Corp.(b)	20,683	199,239
Kinaxis Inc.(b)	1,104	149,071
Labrador Iron Ore Royalty Corp.	18,492	400,530
Lassonde Industries Inc., Class A	2,290	344,281
Leon's Furniture Ltd.	15,741	262,616
Linamar Corp.	3,864	141,796
Major Drilling Group International Inc.(a)(b)	82,645	522,751
Martinrea International Inc.	26,539	141,300
Mattr Corp., NVS(b)	18,304	126,399
MDA Space Ltd.(b)	1,564	30,529
MEG Energy Corp.	33,396	468,503
Methanex Corp.	7,597	238,061
Morguard Corp.	2,484	208,994
Morguard North American Residential REIT(a)	29,285	354,963
Mullen Group Ltd.	13,911	132,289
New Gold Inc.(b)	105,064	418,396
North West Co. Inc. (The)	5,244	210,353
Parex Resources Inc.	7,268	58,519
Parkland Corp.	9,427	237,487
Pason Systems Inc.	56,396	449,172
PetroTal Corp., NVS	380,512	162,848
Peyto Exploration & Development Corp.	5,859	73,354
PHX Energy Services Corp.	14,826	81,411
PrairieSky Royalty Ltd.	21,528	362,444
Precision Drilling Corp.(b)	7,544	315,638
Prinmaris REIT	25,349	264,412
Quebecor Inc., Class B	1,466	40,218
Real Matters Inc.(b)	59,297	258,505
Russel Metals Inc.	21,620	627,303
Silvercorp Metals Inc.	11,074	41,369
South Bow Corp.	10,948	270,404
Spin Master Corp.(c)	16,284	287,976
Sprott Inc.	1,100	57,793
Stella-Jones Inc.	644	31,579
Superior Plus Corp.	17,112	85,895
Security	Shares	Value
Canada (continued)
Torex Gold Resources Inc.(b)	15,732	$509,527
TransAlta Corp.	86,940	775,056
Transcontinental Inc., Class A	29,559	403,097
Trican Well Service Ltd.	231,012	678,659
Valeura Energy Inc.(b)	71,652	390,848
Veren Inc.	121,808	720,987
Vermilion Energy Inc.	26,864	162,127
Westshore Terminals Investment Corp.	22,335	412,645
Whitecap Resources Inc.	56,580	320,946
		27,628,079
Cayman Islands — 0.1%
HBM Holdings Ltd.(a)(b)(c)	184,000	203,011
Jutal Offshore Oil Services Ltd.	1,288,000	107,758
		310,769
China — 0.7%
Anton Oilfield Services Group/Hong Kong	368,000	45,474
HUTCHMED China Ltd.(b)	92,000	274,170
Mobvista Inc.(b)(c)	184,000	131,241
NetDragon Websoft Holdings Ltd.	230,000	293,523
Newborn Town Inc.(a)(b)	278,000	292,542
Skyworth Group Ltd.	920,000	353,100
Sprocomm Intelligence Ltd.(b)	368,000	77,343
Wasion Holdings Ltd.	736,000	761,394
Xin Point Holdings Ltd.	92,000	38,316
		2,267,103
Denmark — 2.3%
ALK-Abello A/S(b)	6,682	155,761
Ascendis Pharma A/S, ADR(b)	2,760	470,414
Bavarian Nordic A/S(b)	1,375	32,692
Chemometec A/S	5,244	377,820
D/S Norden A/S	5,493	149,586
Demant A/S(b)	4,968	180,919
GN Store Nord A/S(b)	15,837	239,111
H Lundbeck A/S	7,111	34,030
ISS A/S	46,460	1,165,748
Jyske Bank A/S, Registered	2,656	217,841
Nilfisk Holding A/S(b)	4,395	57,964
NKT A/S(b)	9,476	771,554
Per Aarsleff Holding A/S	7,728	622,655
Ringkjoebing Landbobank A/S	1,924	367,861
Rockwool A/S, Class B	6,440	293,987
Royal Unibrew A/S	4,395	349,185
Scandinavian Tobacco Group A/S, Class A(c)	28,461	414,266
Solar A/S, Class B	10,434	401,722
Sydbank A/S	15,548	995,699
Zealand Pharma A/S(b)	2,473	174,906
		7,473,721
Finland — 1.1%
Cargotec OYJ, Class B	9,844	468,405
Harvia OYJ	3,571	165,231
HKFoods OYJ, Class A	90,344	119,745
Kemira OYJ	30,176	622,654
Konecranes OYJ	11,408	764,313
Lindex Group OYJ(b)	14,185	42,423
Marimekko OYJ	37,352	515,387
Nokian Renkaat OYJ	27,189	216,283
Oma Saastopankki OYJ(a)	6,224	64,291
Outokumpu OYJ(a)	66,984	257,830
Puuilo OYJ	4,761	67,799
QT Group OYJ(b)	2,392	156,083
Solar Foods OYJ(a)(b)	11,316	82,926

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
TietoEVRY OYJ	5,493	$98,407
YIT OYJ(b)	25,807	75,319
		3,717,096
France — 6.1%
Alten SA	1,010	85,611
Arcure SA, NVS(b)	8,556	39,449
Ayvens SA(c)	16,016	162,350
Beneteau SACA	16,284	148,981
Carmila SA	6,042	131,338
Carrefour SA	32,752	505,157
Cie. des Alpes	13,545	266,534
Coface SA	47,656	976,793
Derichebourg SA	117,576	808,776
Edenred SE	17,940	559,494
Elis SA	2,290	58,782
Eramet SA	3,479	192,905
Eurazeo SE	6,682	488,585
Euronext NV(c)	6,716	1,122,560
Eutelsat Communications SACA(a)(b)	4,140	16,907
Forvia SE	17,689	136,642
Gaztransport Et Technigaz SA	4,968	809,798
Gecina SA	12,080	1,240,116
Havas NV(b)	65,044	108,204
HERIGE SADCS, NVS	1,288	33,585
ICADE	15,467	367,415
Interparfums SA	6,440	255,261
IPSOS SA	9,936	470,417
Kaufman & Broad SA	8,146	319,842
Klepierre SA	35,328	1,293,116
La Francaise des Jeux SAEM(c)	27,454	978,574
Lagardere SA	2,290	49,548
Louis Hachette Group, NVS(b)	456,872	720,346
Maisons du Monde SA(c)	33,396	104,133
Mercialys SA	40,357	540,263
Mersen SA	1,375	29,470
Nexans SA	3,206	352,206
Nexity SA(b)	5,888	61,739
Opmobility	10,369	116,208
Quadient SA	10,800	204,432
Renault SA	25,441	1,351,202
Rexel SA	29,716	825,618
SCOR SE	16,560	521,792
Sopra Steria Group SACA	798	163,621
SPIE SA	7,452	365,242
Technip Energies NV	8,057	274,938
Teleperformance SE	2,944	322,824
Television Francaise 1 SA	84,088	803,499
Trigano SA	2,668	316,948
Valeo SE	25,745	255,678
Vente-Unique.Com SA, NVS	2,576	35,019
Verallia SA(c)	5,310	177,559
Vicat SACA	8,556	479,080
Virbac SACA	460	162,181
Wendel SE	918	90,263
		19,901,001
Germany — 5.3%
Aixtron SE	12,548	170,388
Amadeus Fire AG	2,473	210,229
Atoss Software SE	4,968	746,820
Aurubis AG(a)	5,612	489,975
Auto1 Group SE(b)(c)	2,208	53,053
Security	Shares	Value
Germany (continued)
Bechtle AG	4,669	$199,192
Bilfinger SE	4,305	366,140
Ceconomy AG(b)	119,508	424,718
CTS Eventim AG & Co. KGaA	3,206	379,869
Delivery Hero SE, Class A(b)(c)	13,616	384,823
Deutsche Pfandbriefbank AG(b)(c)	86,296	529,286
Deutz AG	29,559	229,509
Duerr AG	6,956	164,675
DWS Group GmbH & Co. KGaA(c)	1,009	53,117
Elmos Semiconductor SE	644	43,872
flatexDEGIRO AG	22,172	583,497
Freenet AG	22,908	952,586
GEA Group AG	13,616	888,304
GFT Technologies SE	1,284	36,264
Heidelberger Druckmaschinen AG(b)	50,604	69,660
HelloFresh SE(b)	9,384	97,714
HOCHTIEF AG	1,104	208,871
Hugo Boss AG	14,369	599,321
Jumia Technologies AG, ADR(a)(b)	71,760	170,071
K+S AG, Registered	11,348	197,930
Kloeckner & Co. SE	75,587	608,405
Krones AG	3,496	511,004
Lanxess AG	5,238	157,266
MLP SE	9,153	82,991
Mutares SE & Co. KGaA(a)	3,312	121,098
Nemetschek SE	4,416	586,819
Patrizia SE	21,140	177,300
ProSiebenSat.1 Media SE	17,480	121,988
Puma SE	3,772	97,396
PVA TePla AG(a)(b)	8,152	151,555
Qiagen NV	18,584	797,545
Rational AG	218	187,051
SAF-Holland SE	18,216	330,514
Salzgitter AG	29,256	722,985
Schaeffler AG(a)	214,912	927,459
Scout24 SE(c)	8,740	1,041,605
SGL Carbon SE(a)(b)	16,016	64,063
Sixt SE	2,296	218,288
TAG Immobilien AG(b)	7,688	125,168
Takkt AG	12,813	110,672
TeamViewer SE(b)(c)	16,284	250,167
thyssenkrupp AG	27,692	317,579
United Internet AG, Registered(d)	6,865	155,676
Wacker Chemie AG	2,852	215,599
Zalando SE(b)(c)	27,784	1,014,568
		17,344,645
Hong Kong — 2.1%
Bright Smart Securities & Commodities Group Ltd.	184,000	162,660
Champion REIT(a)	552,000	163,406
Chinese Estates Holdings Ltd.(b)	414,000	68,697
CK Life Sciences International Holdings Inc.(a)(b)	2,384,000	277,205
Crystal International Group Ltd.(c)	138,000	80,455
Emperor Capital Group Ltd.(b)	4,416,000	34,646
EVA Precision Industrial Holdings Ltd.(a)	2,024,000	193,940
First Pacific Co. Ltd.	1,840,000	1,238,076
Giordano International Ltd.(a)	2,208,000	425,089
Golden Resources Development International Ltd.	736,000	32,740
HKBN Ltd.	460,000	300,699
Hong Kong Technology Venture Co. Ltd.(a)(b)	734,000	195,908
IGG Inc.	460,000	221,614
Johnson Electric Holdings Ltd.	92,000	167,605
JS Global Lifestyle Co. Ltd.(b)(c)	275,500	63,941

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Kerry Logistics Network Ltd.	46,000	$37,103
MGM China Holdings Ltd.	147,200	190,759
Modern Dental Group Ltd.	184,000	98,822
New World Development Co. Ltd.(b)	276,000	169,017
PAX Global Technology Ltd.	184,000	110,804
PC Partner Group Ltd.(a)	368,000	346,013
PCCW Ltd.	92,000	61,332
Singamas Container Holdings Ltd.(a)	736,000	57,691
Solomon Systech International Ltd.(a)(b)	2,384,000	119,499
Stella International Holdings Ltd.	230,000	412,218
Sun Hung Kai & Co. Ltd.(a)	276,000	106,824
Tam Jai International Co. Ltd.	460,000	87,189
Texwinca Holdings Ltd.	1,288,000	95,077
United Laboratories International Holdings Ltd. (The)(a)	368,000	659,480
Valuetronics Holdings Ltd.(a)	521,800	256,156
VTech Holdings Ltd.	73,600	494,457
		6,929,122
Ireland — 0.6%
Bank of Ireland Group PLC	139,288	1,635,444
Cairn Homes PLC	47,748	105,190
Glanbia PLC	12,447	161,129
Glenveagh Properties PLC(b)(c)	107,977	202,376
		2,104,139
Israel — 1.1%
Africa Israel Residences Ltd.	1,924	127,292
Alarum Technologies Ltd.(a)(b)	130,761	91,710
Altshuler Shaham Finance Ltd.	32,578	46,404
Ashdod Refinery Ltd.(a)(b)	5,696	93,348
Delek Automotive Systems Ltd.(b)	47,592	342,958
Elco Ltd.	1,284	56,990
Electra Consumer Products 1970 Ltd.	2,748	75,681
Equital Ltd.(b)	2	61
G City Ltd.	92,606	320,921
Ilex Medical Ltd.	2,382	39,235
Malam-Team Holding Ltd.(b)	828	29,925
Migdal Insurance & Financial Holdings Ltd.	126,919	244,090
Naphtha Israel Petroleum Corp. Ltd.	20,866	135,440
Oil Refineries Ltd.	579,686	145,544
Partner Communications Co. Ltd.	21,232	141,059
Paz Retail & Energy Ltd.	2,564	362,025
Property & Building Corp. Ltd.	4,120	290,124
Retailors Ltd.	25,367	523,017
Tamar Petroleum Ltd.(c)	13,551	127,800
Tel Aviv Stock Exchange Ltd.	31,942	392,736
Telsys Ltd.(a)	1,924	90,653
		3,677,013
Italy — 3.3%
A2A SpA	445,832	1,133,871
ACEA SpA	43,148	1,013,660
Banca Generali SpA	6,042	358,458
Banca Monte dei Paschi di Siena SpA	120,060	1,015,321
Banca Popolare di Sondrio SpA	21,712	272,070
BFF Bank SpA(c)	10,525	99,712
Buzzi SpA	734	38,464
Cembre SpA	5,244	289,905
Credito Emiliano SpA	6,624	91,065
d'Amico International Shipping SA, NVS	63,415	235,190
Danieli & C Officine Meccaniche SpA	3,956	136,247
DBA Group SpA	27,600	123,419
De' Longhi SpA	6,224	192,613
Security	Shares	Value
Italy (continued)
Enav SpA(c)	102,581	$454,247
ERG SpA	6,498	132,935
Esprinet SpA(b)	6,316	37,636
Eviso SpA	9,936	113,930
Hera SpA	55,844	264,378
Immobiliare Grande Distribuzione SIIQ SpA(b)	40,265	143,347
Iren SpA	110,815	316,369
Italgas SpA	53,451	439,154
Iveco Group NV	34,868	557,054
MFE-MediaForEurope NV, Class B, NVS	76,867	374,098
Moltiply Group SpA(a)	5,950	294,832
OVS SpA(c)	113,988	411,413
Piaggio & C SpA	188,134	369,318
Pirelli & C SpA(c)	5,310	32,829
RAI Way SpA(c)	25,532	174,701
Reply SpA	2,024	361,343
Safilo Group SpA(b)	60,121	49,160
Saipem SpA(b)	17,846	41,224
Sanlorenzo SpA/Ameglia	6,133	196,891
Sesa SpA(a)	642	54,261
SOL SpA	6,992	318,816
Technogym SpA(c)	12,171	164,465
Telecom Italia SpA/Milano(b)	1,010,160	400,058
		10,702,454
Japan — 25.1%
77 Bank Ltd. (The)	27,600	865,007
A&D HOLON Holdings Co. Ltd.	18,400	230,287
Abalance Corp.	9,200	32,865
Adastria Co. Ltd.	12,000	245,183
ADEKA Corp.	18,400	331,695
Ahresty Corp.	9,200	42,177
Aichi Corp.	64,400	579,571
Aizawa Securities Group Co. Ltd.	18,400	166,078
Alpen Co. Ltd.	9,200	153,323
Amano Corp.	18,400	535,737
Ambition Dx Holdings Co. Ltd.	9,200	135,212
Amiya Corp.(b)	9,200	278,268
Amiyaki Tei Co. Ltd.	27,600	276,902
Aoyama Trading Co. Ltd.	19,100	274,280
Aozora Bank Ltd.	9,200	127,025
Arata Corp.	9,200	205,011
ARE Holdings Inc.	9,200	114,302
Artience Co. Ltd.	13,700	282,723
Artner Co. Ltd.	18,400	242,419
Asahi Yukizai Corp.	21,500	563,527
ASIRO Inc.	9,200	111,751
Aska Pharmaceutical Holdings Co. Ltd.	9,200	150,066
ASKUL Corp.	18,400	195,840
BASE Inc.(b)	18,400	58,575
Billing System Corp.	9,200	78,709
BML Inc.	5,200	108,463
Business Engineering Corp.	3,300	87,946
Careerlink Co. Ltd.	9,200	138,100
Central Automotive Products Ltd.	27,600	326,962
Ceres Inc/Japan	1,400	21,214
Chikaranomoto Holdings Co. Ltd.(a)	9,200	82,852
Chugoku Marine Paints Ltd.	36,800	534,511
Citizen Watch Co. Ltd.	18,400	106,436
CKD Corp.	9,200	134,101
Colowide Co. Ltd.(a)	9,200	115,883
Cosel Co. Ltd.	27,600	207,957
Cybozu Inc.	9,200	190,820

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Daicel Corp.	46,000	$391,559
Daido Steel Co. Ltd.	9,200	69,321
Daidoh Ltd.(a)	30,500	180,152
Daiei Kankyo Co. Ltd.	13,400	274,526
Daihen Corp.	2,400	105,899
Daiwa Industries Ltd.	29,900	342,493
Daiwa Securities Living Investments Corp.	276	174,262
Daiwabo Holdings Co. Ltd.	13,900	235,369
DD GROUP Co. Ltd.(b)	9,200	79,533
DeNA Co. Ltd.(b)	4,000	108,143
Dentsu Soken Inc.	18,400	805,773
Dexerials Corp.	27,600	324,274
Digital Arts Inc.	4,600	227,669
Dip Corp.	1,900	27,608
DMG Mori Co. Ltd.	18,400	319,823
Dowa Holdings Co. Ltd.	900	28,876
DTS Corp.	27,600	784,996
Endo Lighting Corp.	18,400	200,450
Enplas Corp.	3,000	84,972
Eternal Hospitality Group Co. Ltd.	14,900	293,939
Financial Products Group Co. Ltd.	46,000	725,931
Food & Life Companies Ltd.	5,800	214,630
Frontier Real Estate Investment Corp.	276	153,222
Fuji Oil Co. Ltd.	27,600	53,546
Fujimi Inc.	18,400	240,842
Fujitec Co. Ltd.	4,600	180,220
Fukuda Denshi Co. Ltd.	4,200	178,247
Fukui Computer Holdings Inc.	9,200	227,383
Fullcast Holdings Co. Ltd.	9,200	102,990
Furukawa Electric Co. Ltd.	9,200	290,551
Furuno Electric Co. Ltd.	9,200	163,936
Fuyo General Lease Co. Ltd.	27,600	770,164
G-7 Holdings Inc.	9,200	91,879
Genki Global Dining Concepts Corp.	5,100	117,672
Geo Holdings Corp.	27,600	375,338
Global One Real Estate Investment Corp.	115	96,025
GMO Financial Holdings Inc.	18,400	99,053
GMO GlobalSign Holdings KK(a)	9,200	142,864
GMO internet group Inc.	19,000	446,790
GMO Internet Inc.(a)	9,200	179,842
Gree Inc.	9,200	34,545
GungHo Online Entertainment Inc.	4,500	95,223
Gunma Bank Ltd. (The)	58,800	490,378
Gurunavi Inc.(b)	20,900	42,862
H.U. Group Holdings Inc.	5,400	105,956
H2O Retailing Corp.	9,200	125,835
Hachijuni Bank Ltd. (The)	102,500	773,669
Hakuto Co. Ltd.	1,100	30,232
Hanwa Co. Ltd.	3,400	112,727
Heiwa Real Estate Co. Ltd.	12,400	408,627
Hibino Corp.	9,200	150,452
Hibiya Engineering Ltd.	4,000	97,805
Hioki EE Corp	3,800	151,517
Hokkaido Electric Power Co. Inc.	27,600	131,131
Hokko Chemical Industry Co. Ltd.	9,200	78,794
Hokuetsu Corp.(a)	21,800	166,844
Hokuhoku Financial Group Inc.	18,400	329,990
Hosiden Corp.	9,200	123,521
Human Metabolome Technologies Inc.	9,200	45,497
Ichibanya Co. Ltd.	9,200	61,182
Ichinen Holdings Co. Ltd.	9,200	109,010
Idec Corp./Japan	5,200	83,310
Security	Shares	Value
Japan (continued)
I'll Inc.	18,400	$299,778
Inabata & Co. Ltd.	18,400	394,820
Insource Co. Ltd.	46,000	294,545
Inui Global Logistics Co. Ltd.	18,400	187,711
Ise Chemicals Corp.(a)	700	109,436
Itochu-Shokuhin Co. Ltd.	9,800	662,290
Itoki Corp.	56,000	704,244
JAFCO Group Co. Ltd.	27,600	464,757
Japan Communications Inc.(a)(b)	119,200	133,858
Japan Investment Adviser Co. Ltd.	9,200	105,381
Japan Logistics Fund Inc.	368	240,661
Japan Petroleum Exploration Co. Ltd.	73,600	528,326
Japan PropTech Co. Ltd.	9,200	61,243
Japan Pulp & Paper Co. Ltd.	122,300	525,884
Japan Securities Finance Co. Ltd.	36,800	440,339
JCU Corp.	9,200	203,164
Jeol Ltd.	900	28,945
JP-Holdings Inc.	66,800	296,601
Juki Corp.(a)(b)	55,200	153,914
Justsystems Corp.	3,300	78,978
JVCKenwood Corp.	73,600	549,282
Kagome Co. Ltd.	9,200	189,359
Kamei Corp.	46,000	618,671
Kanadevia Corp.	30,500	195,626
Kappa Create Co. Ltd.(a)	18,400	189,885
Keihanshin Building Co. Ltd.	49,000	516,168
Kissei Pharmaceutical Co. Ltd.	3,500	91,854
Kitz Corp.	74,800	570,471
Kokuyo Co. Ltd.	27,600	565,589
Komehyo Holdings Co. Ltd.	1,500	30,173
Komori Corp.	18,400	163,867
Konishi Co. Ltd.	29,400	230,971
Koshidaka Holdings Co. Ltd.	13,500	96,113
Kotobuki Spirits Co. Ltd.	38,000	565,606
KPP Group Holdings Co. Ltd.	94,300	431,197
kubell Co. Ltd.(b)	36,800	127,359
Kurabo Industries Ltd.	18,400	806,103
Kyorin Pharmaceutical Co. Ltd.	18,400	190,244
Kyudenko Corp.	3,800	127,638
Kyushu Financial Group Inc.	46,000	232,207
LaSalle Logiport REIT	736	702,105
Life Corp.	48,200	698,193
Macnica Holdings Inc.	11,000	152,938
Mani Inc.	9,200	74,086
Maruchiyo Yamaokaya Corp.(a)	9,200	286,374
Maruichi Steel Tube Ltd.	14,400	340,184
Maruwa Co. Ltd./Aichi	1,600	329,002
Maruzen Showa Unyu Co. Ltd.	18,700	786,237
Max Co. Ltd.	12,100	356,853
MEITEC Group Holdings Inc.	21,800	447,458
Micronics Japan Co. Ltd.	11,800	250,000
Microwave Chemical Co. Ltd.(a)(b)	27,600	97,689
MIMAKI ENGINEERING Co. Ltd.	18,400	186,594
Mitsubishi Logistics Corp.	27,700	191,168
Mitsubishi Paper Mills Ltd.	36,800	198,174
Mitsui DM Sugar Holdings Co. Ltd.	4,000	95,806
Mitsui High-Tec Inc.	18,400	85,946
Mitsui Matsushima Holdings Co. Ltd.	12,900	379,615
Mitsui Mining & Smelting Co. Ltd.	9,200	250,120
Mizuho Leasing Co. Ltd.	9,200	67,786
Mizuho Medy Co. Ltd.	18,400	194,202
Mizuno Corp.	18,400	328,390

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mochida Pharmaceutical Co. Ltd.	6,000	$129,881
Monex Group Inc.	73,600	370,455
Monogatari Corp. (The)	12,400	323,312
Mori Hills REIT Investment Corp.	92	84,684
Mori Trust REIT Inc.	1,656	735,045
Morinaga & Co. Ltd./Japan	18,400	328,069
MOS Food Services Inc.	9,800	254,029
MTI Ltd.	9,200	51,972
Mugen Estate Co. Ltd.	27,600	428,250
m-up Holdings Inc.	46,000	608,106
Nagano Keiki Co. Ltd.	9,200	121,887
Nagase & Co. Ltd.	31,900	561,874
Nakanishi Inc.	9,200	120,110
Nichias Corp.	9,200	309,505
Nihon Kohden Corp.	18,400	222,264
Nihon Parkerizing Co. Ltd.	18,400	153,275
Nippon Gas Co. Ltd.	36,800	678,768
Nippon REIT Investment Corp.	1,049	612,274
Nishi-Nippon Financial Holdings Inc.	66,100	970,999
Nisshin Oillio Group Ltd. (The)	3,300	113,914
Nisshinbo Holdings Inc.	9,200	54,995
Nissui Corp.	82,800	503,609
Nittetsu Mining Co. Ltd.	10,300	447,932
Nitto Kogyo Corp.	9,200	193,135
Nomura Co. Ltd.	36,800	222,148
Nomura Micro Science Co. Ltd.	18,400	301,693
North Pacific Bank Ltd.	55,200	192,995
NSD Co. Ltd.	39,900	939,343
Obara Group Inc.	4,700	109,419
Ohsho Food Service Corp.	5,900	133,463
Okamoto Machine Tool Works Ltd.	9,200	225,320
Okamura Corp.	2,300	31,936
Okasan Securities Group Inc.	64,400	287,546
Okumura Corp.	9,200	285,354
Okuwa Co. Ltd.	9,200	58,721
Onward Holdings Co. Ltd.	73,600	298,017
Organo Corp.	10,500	502,623
Osaka Soda Co. Ltd.	9,200	95,910
Osaka Steel Co. Ltd.	2,200	36,934
Oyo Corp.	18,400	344,930
PAL GROUP Holdings Co. Ltd.	27,600	759,409
Pharma Foods International Co. Ltd.	46,000	294,887
PHC Holdings Corp.	9,200	62,073
PILLAR Corp./Japan	9,200	234,086
Press Kogyo Co. Ltd.	73,600	280,770
PROGRIT Inc.(a)	9,200	71,520
Quick Co. Ltd.	18,400	271,109
Rasa Industries Ltd.	13,900	267,169
Relo Group Inc.	55,200	729,372
Rengo Co. Ltd.	18,400	102,718
Rigaku Holdings Corp.	46,000	283,246
Riken Technos Corp.	77,000	541,139
Riken Vitamin Co. Ltd.	18,400	320,998
Riso Kagaku Corp.	18,400	157,447
Round One Corp.	30,300	188,083
Royal Holdings Co. Ltd.	5,300	96,562
Sac's Bar Holdings Inc.	12,100	70,788
Saibu Gas Holdings Co. Ltd.	27,600	332,474
Saizeriya Co. Ltd.	18,500	596,368
Sanki Engineering Co. Ltd.	46,000	1,175,345
Sansan Inc.(b)	27,600	377,055
Sansei Technologies Inc.	20,400	180,584
Security	Shares	Value
Japan (continued)
Sansha Electric Manufacturing Co. Ltd.	18,400	$104,150
Santec Holdings Corp.	9,200	268,096
Sanyo Denki Co. Ltd.	2,200	151,195
Senshu Electric Co. Ltd.	22,200	683,650
Sharingtechnology Inc.	36,800	292,924
Shibaura Machine Co. Ltd.	3,800	95,933
Shibaura Mechatronics Corp.	10,900	511,235
Shibuya Corp.	2,800	60,790
Shikoku Kasei Holdings Corp.	10,100	130,100
Shin Nippon Biomedical Laboratories Ltd.	27,600	278,443
Shinmaywa Industries Ltd.	9,200	86,693
SHO-BOND Holdings Co. Ltd.	5,000	179,482
Shoei Co. Ltd.	9,200	108,054
Shofu Inc.	9,200	140,755
SIGMAXYZ Holdings Inc.	18,400	134,863
Softfront Holdings KK(b)	46,000	31,033
Software Service Inc.	2,500	220,284
Solasia Pharma KK(a)(b)	368,000	86,019
Soliton Systems KK	18,400	161,124
St. Marc Holdings Co. Ltd.	9,200	167,817
Star Micronics Co. Ltd.	18,400	211,008
Stella Pharma Corp.(b)	46,000	102,966
Sumiseki Holdings Inc.(a)	46,000	229,709
Sumitomo Bakelite Co. Ltd.	5,200	120,905
Sun Corp.(b)	6,300	344,017
Sun* Inc.(b)	18,400	72,853
SWCC Corp.	2,200	99,974
Systena Corp.	46,000	120,322
Syuppin Co. Ltd.	21,500	165,266
Taihei Dengyo Kaisha Ltd.	9,200	314,634
Takara Holdings Inc.	20,100	162,228
Takara Standard Co. Ltd.	9,200	116,279
Tama Home Co. Ltd.(a)	18,400	515,081
Tamron Co. Ltd.	5,000	113,042
TDC Soft Inc.	27,600	244,484
Teikoku Electric Manufacturing Co. Ltd.	27,600	539,876
Terasaki Electric Co. Ltd.	9,200	135,123
Toagosei Co. Ltd.	9,200	86,557
TOC Co. Ltd.	55,200	244,199
Tocalo Co. Ltd.	18,400	211,931
Toho Co. Ltd./Kobe	9,200	210,492
Toho Gas Co. Ltd.	46,000	1,375,991
Toho Zinc Co. Ltd.(a)(b)	27,600	104,358
Tokyo Kiraboshi Financial Group Inc.	4,000	158,116
Tokyo Seimitsu Co. Ltd.	5,000	279,016
Tokyu REIT Inc.	1,196	1,496,635
Tomoe Engineering Co. Ltd.	6,900	66,814
Tomoku Co. Ltd.	27,600	472,989
Tomy Co. Ltd.	21,200	466,760
Topcon Corp.	9,200	208,940
Torii Pharmaceutical Co. Ltd.	15,600	511,195
Toshiba TEC Corp.	1,500	28,273
Towa Corp.	3,000	28,004
Toyo Engineering Corp.	36,800	173,746
Toyo Tanso Co. Ltd.	3,000	84,307
Toyokumo Inc.	9,200	161,809
Transaction Media Networks Inc.(a)(b)	46,000	90,145
tripla Co. Ltd.(b)	9,200	156,635
TSI Holdings Co. Ltd.	82,800	623,117
Tsubakimoto Chain Co.	9,200	111,765
Tsuburaya Fields Holdings Inc.	27,600	360,301
Tsugami Corp.	18,400	226,662

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
TWOSTONE&Sons(a)	27,600	$207,190
Uchida Yoko Co. Ltd.	9,200	503,294
Ulvac Inc.	9,200	312,015
U-Next Holdings Co. Ltd.	27,600	394,965
United Arrows Ltd.	18,400	290,467
United Super Markets Holdings Inc.	13,400	86,183
Ushio Inc.	10,500	126,293
VisasQ Inc.(b)	9,200	53,924
Visional Inc.(b)	12,000	725,984
Vital KSK Holdings Inc.	12,100	111,384
Wacom Co. Ltd.	36,800	140,875
Wakita & Co. Ltd.	9,200	113,685
Wellnet Corp.	9,200	46,755
West Holdings Corp.	9,200	101,864
Yamaguchi Financial Group Inc.	27,600	326,076
Yamaichi Electronics Co. Ltd.	9,200	129,280
Yamazen Corp.	9,200	90,458
Yodogawa Steel Works Ltd.	5,500	222,684
Yonex Co. Ltd.	27,600	451,612
Yoshinoya Holdings Co. Ltd.	9,200	201,652
Yurtec Corp.	64,400	831,590
Yushiro Chemical Industry Co. Ltd.	18,400	243,661
Zacros Corp.	3,500	97,053
ZERIA Pharmaceutical Co. Ltd.	9,200	150,868
		82,130,699
Jersey — 0.1%
Coinshares International Ltd.	40,112	321,844
Netherlands — 2.8%
Aalberts NV	5,310	176,327
ABN AMRO Bank NV, CVA(c)	94,208	1,952,258
Allfunds Group PLC	15,456	87,256
Arcadis NV	3,024	146,637
ASR Nederland NV	21,436	1,352,586
BE Semiconductor Industries NV	10,580	1,145,853
Corbion NV	4,086	87,381
CTP NV(c)	29,472	553,574
Eurocommercial Properties NV	6,042	174,592
Flow Traders Ltd., NVS	5,859	173,478
Fugro NV	2,753	32,286
IMCD NV	2,760	367,026
InPost SA(b)	26,453	446,841
Koninklijke BAM Groep NV	86,658	587,003
NSI NV	10,525	257,771
OCI NV	21,689	180,206
PostNL NV(a)	72,841	74,372
Signify NV(c)	36,708	760,923
TKH Group NV	3,220	127,223
TomTom NV(a)(b)	37,703	199,287
Van Lanschot Kempen NV	4,120	240,556
		9,123,436
New Zealand — 0.8%
Argosy Property Ltd.(a)	219,977	130,666
Genesis Energy Ltd.(a)	98,187	128,311
Goodman Property Trust	921,012	1,003,894
Investore Property Ltd.	46,944	28,442
Kiwi Property Group Ltd.	1,365,464	669,146
KMD Brands Ltd.(b)	309,580	60,684
Manawa Energy Ltd.	12,538	36,121
Precinct Properties Group	78,880	50,603
Skellerup Holdings Ltd.	34,132	85,558
SKY Network Television Ltd.(a)	144,074	211,382
Security	Shares	Value
New Zealand (continued)
SKYCITY Entertainment Group Ltd.	79,428	$53,927
Warehouse Group Ltd. (The)(a)(b)	114,448	55,745
		2,514,479
Norway — 1.5%
Aker Solutions ASA	74,150	201,251
Atea ASA	30,116	411,065
BW LPG Ltd.(c)	22,632	227,351
BW Offshore Ltd.	25,349	69,321
Cambi ASA	123,464	207,684
Crayon Group Holding ASA(b)(c)	5,408	64,773
DNO ASA	298,172	340,072
Elmera Group ASA(c)	44,474	158,528
Elopak ASA	20,591	83,821
Europris ASA(c)	5,127	38,013
Hoegh Autoliners ASA	17,112	137,727
Kid ASA(c)	22,513	316,306
LINK Mobility Group Holding ASA(b)	73,631	173,388
Norconsult Norge A/S, NVS	77,280	349,245
Norske Skog ASA(a)(b)(c)	25,258	44,092
Odfjell SE, Class B, NVS(a)	7,597	69,549
OKEA ASA(b)	115,529	181,953
Opera Ltd., ADR	14,720	251,270
Petronor E&P ASA	135,700	164,114
Rana Gruber ASA, Class A(a)	61,640	438,795
Reach Subsea ASA(a)	82,892	53,703
Selvaag Bolig ASA	51,428	172,623
SpareBank 1 SMN	17,663	320,545
Veidekke ASA	5,950	89,530
Xplora Technologies AS(b)	63,020	186,326
		4,751,045
Portugal — 0.5%
Banco Comercial Portugues SA, Class R	57,040	36,483
CTT-Correios de Portugal SA	77,143	679,032
REN - Redes Energeticas Nacionais SGPS SA	155,388	510,011
Semapa-Sociedade de Investimento e Gestao	18,308	343,159
		1,568,685
Singapore — 1.5%
CDL Hospitality Trusts	265,600	161,728
Centurion Corp. Ltd.	375,400	361,988
ComfortDelGro Corp. Ltd.	100,900	118,374
Delfi Ltd.(a)	496,800	274,249
Digital Core REIT Management Pte. Ltd.	211,600	105,854
Food Empire Holdings Ltd.	439,500	508,112
Golden Agri-Resources Ltd.	3,735,200	686,355
Keppel Infrastructure Trust	485,200	148,738
NetLink NBN Trust(a)	887,800	621,956
Oiltek International Ltd.	73,600	78,975
Paragon REIT	303,600	227,799
Parkway Life REIT	331,200	1,072,905
Riverstone Holdings Ltd./Singapore(a)	274,800	190,434
Samudera Shipping Line Ltd.	55,200	35,107
Sasseur REIT(a)	357,100	173,971
Sheng Siong Group Ltd.	100,900	135,945
Tuan Sing Holdings Ltd.(a)	211,600	40,495
Yanlord Land Group Ltd.(b)	247,300	89,081
		5,032,066
Spain — 2.8%
Acciona SA	5,493	800,458
Acerinox SA	103,316	1,167,604
Atresmedia Corp. de Medios de Comunicacion SA	51,902	327,652
Banco de Sabadell SA	853,024	2,488,939

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Bankinter SA	71,760	$835,928
eDreams ODIGEO SA(b)	12,995	108,698
Energia Innovacion y Desarrollo Fotovoltaico SA(a)(b)	11,684	55,791
Fluidra SA	5,401	125,042
Gestamp Automocion SA(c)	50,420	150,612
Indra Sistemas SA	13,361	426,001
Inmobiliaria Colonial SOCIMI SA	11,805	76,509
Logista Integral SA	5,127	175,283
Merlin Properties SOCIMI SA	47,046	533,515
Metrovacesa SA(a)(c)	25,116	317,247
Neinor Homes SA(c)	9,610	167,286
Pharma Mar SA	1,466	124,187
Prosegur Cia. de Seguridad SA	44,108	123,347
Puig Brands SA, Class B(b)	32,476	608,074
Sacyr SA	79,028	289,885
Tubacex SA	49,233	203,038
Unicaja Banco SA(c)	85,192	162,380
		9,267,476
Sweden — 3.9%
AcadeMedia AB(c)	6,682	54,984
Alleima AB, NVS	40,917	321,703
Arise AB	28,369	101,291
Arjo AB, Class B	66,710	223,482
Atrium Ljungberg AB, Class B	31,120	110,193
Betsson AB, Class B	70,104	1,226,053
Bilia AB, Class A	52,253	653,966
BioGaia AB, Class B	20,700	220,357
Biotage AB	3,036	44,195
Bonava AB, Class B(b)	352,934	469,980
BoneSupport Holding AB(b)(c)	18,124	592,916
Bravida Holding AB(c)	8,970	85,473
Bulten AB	17,938	109,552
Byggmax Group AB	10,342	51,075
Careium AB(b)	32,476	93,072
Cheffelo AB	16,376	74,887
Clas Ohlson AB, Class B	41,768	1,183,206
Corem Property Group AB, Class D	8,096	174,473
Diamyd Medical AB(b)	39,991	38,216
Electrolux Professional AB, Class B	24,160	139,985
Elekta AB, Class B	29,992	152,723
Haypp Group AB(b)	5,218	54,957
Heba Fastighets AB, Class B	150,102	453,419
Investment AB Oresund	31,846	386,754
Inwido AB	24,343	515,894
I-Tech AB	14,277	123,486
JM AB	6,956	110,974
Lindab International AB	10,525	221,285
Loomis AB, Class B	12,696	528,426
Net Insight AB, Class B(b)	378,834	114,698
New Wave Group AB, Class B	28,520	348,995
Nobia AB(b)	647,306	223,392
Nyfosa AB(b)	45,948	431,311
Peab AB, Class B	9,153	76,135
Ratos AB, Class B	10,158	34,667
RaySearch Laboratories AB	26,128	707,473
Samhallsbyggnadsbolaget i Norden AB(a)	623,147	252,975
Scandic Hotels Group AB(c)	76,148	592,678
Scandinavian Enviro Systems AB(a)(b)	268,933	25,051
Serstech AB(b)	395,485	33,143
SkiStar AB	4,486	77,694
Train Alliance AB	35,512	60,806
Truecaller AB, Class B	6,072	45,695
Security	Shares	Value
Sweden (continued)
Vitrolife AB	2,280	$37,110
Volati AB	7,688	94,697
Wallenstam AB, Class B	10,085	49,864
Wihlborgs Fastigheter AB	46,496	482,273
Zinzino AB, Class B	20,884	366,491
		12,572,125
Switzerland — 6.2%
Accelleron Industries AG, NVS	23,460	1,259,437
Adecco Group AG, Registered	20,332	529,165
ams-OSRAM AG(b)	8,878	78,815
Aryzta AG(b)	128,524	322,359
Ascom Holding AG, Registered	9,336	36,616
Avolta AG, Registered	826	37,639
Banque Cantonale Vaudoise, Registered	8,280	1,019,083
Belimo Holding AG, Registered	460	390,844
BKW AG	2,748	550,939
Bucher Industries AG, Registered	1,316	568,412
Burckhardt Compression Holding AG	206	140,057
Cembra Money Bank AG	1,741	210,154
Clariant AG, Registered	30,200	338,029
Comet Holding AG, Registered	460	118,762
dormakaba Holding AG	368	310,429
Dottikon Es Holding AG(b)	685	164,058
Emmi AG, Registered	92	90,497
Flughafen Zurich AG, Registered	460	115,912
Forbo Holding AG, Registered	184	176,539
Galenica AG(c)	10,120	1,059,996
Georg Fischer AG	4,303	311,127
Helvetia Holding AG, Registered	6,072	1,339,468
Implenia AG, Registered	7,820	442,279
Inficon Holding AG	4,840	513,562
Interroll Holding AG, Registered	92	201,906
Kuros Biosciences AG(b)	3,772	122,188
Landis+Gyr Group AG	3,496	224,853
Logitech International SA, Registered	19,412	1,475,119
Mobimo Holding AG, Registered	305	117,804
Orior AG	4,140	93,745
PSP Swiss Property AG, Registered	5,704	1,015,714
Schweiter Technologies AG, NVS	92	42,358
SFS Group AG	1,100	148,693
Siegfried Holding AG	1,840	219,064
SIG Group AG	25,349	488,981
SKAN Group AG	1,192	97,683
Sulzer AG, Registered	918	155,381
Swiss Prime Site AG, Registered	4,486	632,553
Swissquote Group Holding SA, Registered	4,140	2,137,055
Tecan Group AG, Registered	1,932	376,274
Temenos AG, Registered	6,440	461,300
VAT Group AG(c)	3,404	1,228,810
Vontobel Holding AG, Registered	5,336	385,598
Zehnder Group AG, Registered	5,796	385,823
		20,135,080
United Kingdom — 13.8%
4imprint Group PLC	6,900	316,046
abrdn PLC	387,044	764,414
AG Barr PLC	5,401	49,977
Airtel Africa PLC(c)	176,969	404,993
AJ Bell PLC	73,232	416,781
Ashmore Group PLC	43,559	84,000
B&M European Value Retail SA	103,040	463,410
Baltic Classifieds Group PLC	162,104	735,256

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Bank of Georgia Group PLC	7,820	$627,265
Beazley PLC	46,184	547,219
Bellway PLC	17,388	624,259
Big Yellow Group PLC	2,382	32,069
Bloomsbury Publishing PLC	56,580	448,655
Bodycote PLC	4,395	27,880
Bridgepoint Group PLC(c)	87,584	312,118
British Land Co. PLC (The)	261,924	1,377,945
Burberry Group PLC	43,884	427,376
Bytes Technology Group PLC	64,952	441,683
Capricorn Energy PLC	86,756	287,177
Carnival PLC(b)	13,361	224,265
Chemring Group PLC	85,100	454,549
Clarkson PLC	2,208	97,049
Computacenter PLC	28,520	922,439
ConvaTec Group PLC(c)	207,920	722,867
Currys PLC(b)	400,883	594,124
DCC PLC	1,650	107,840
Deliveroo PLC(b)(c)	224,794	510,465
Derwent London PLC	4,486	116,162
DFS Furniture PLC(b)	123,442	239,364
Diploma PLC	13,340	707,841
Domino's Pizza Group PLC	259,348	932,914
Dowlais Group PLC	355,314	275,661
Drax Group PLC	71,484	589,668
Dunelm Group PLC	27,820	408,542
EKF Diagnostics Holdings PLC(a)(b)	377,660	108,211
Evoke PLC(a)(b)	77,782	52,163
FDM Group Holdings PLC	72,109	215,744
Ferrexpo PLC(b)	234,197	184,642
Firstgroup PLC	405,904	934,218
Frasers Group PLC(b)	36,330	321,231
Frontier Developments PLC(b)	44,068	117,960
Games Workshop Group PLC	3,297	678,992
Genuit Group PLC	10,708	54,528
Genus PLC	4,944	121,495
Gooch & Housego PLC	5,520	27,731
Grafton Group PLC	27,324	330,759
Grainger PLC	24,984	71,678
Great Portland Estates PLC	40,664	167,998
Greencore Group PLC	51,244	126,342
Greggs PLC	26,864	668,779
Halfords Group PLC	196,185	406,098
Hammerson PLC, NVS	91,185	307,651
Helical PLC	205,252	591,273
Hill & Smith PLC	16,652	400,318
Hiscox Ltd.	9,336	137,404
Hochschild Mining PLC(b)	77,324	291,179
Howden Joinery Group PLC	47,196	485,340
Hunting PLC	15,833	54,630
IG Group Holdings PLC	40,848	582,205
IMI PLC	3,662	86,910
Immunocore Holdings PLC(a)(b)	9,292	279,689
Inchcape PLC	112,700	1,009,858
Indivior PLC, NVS(b)	26,640	302,306
International Distributions Services PLC	112,884	551,816
International Workplace Group PLC	28,278	70,016
Investec PLC	134,044	841,683
JD Sports Fashion PLC	247,756	260,839
JET2 PLC	13,156	278,400
Johnson Matthey PLC	9,793	168,611
Just Group PLC	34,774	65,590
Security	Shares	Value
United Kingdom (continued)
Kainos Group PLC	39,730	$386,752
Keller Group PLC	25,300	481,768
Kingfisher PLC	107,611	413,602
Land Securities Group PLC	140,116	1,110,320
Man Group PLC/Jersey	394,680	861,452
Marshalls PLC	23,520	88,080
Marston's PLC(b)	80,708	38,883
MONY Group PLC	212,428	574,931
Moonpig Group PLC	14,917	45,654
Morgan Sindall Group PLC	11,500	543,597
Odfjell Technology Ltd.	29,624	117,871
OSB Group PLC	73,665	468,233
Oxford Instruments PLC	10,616	233,566
Pagegroup PLC	36,239	130,702
Paragon Banking Group PLC	100,004	1,129,753
PayPoint PLC	17,940	161,970
Pets at Home Group PLC	124,997	395,879
Picton Property Income Ltd.	148,056	150,393
Playtech PLC(b)	46,092	466,844
Plus500 Ltd.	14,735	604,021
PureTech Health PLC(b)	50,600	82,945
QinetiQ Group PLC	59,205	311,631
Quilter PLC(c)	163,024	293,304
Renishaw PLC	1,192	35,707
Renold PLC	90,044	57,121
Revolution Beauty Group PLC(b)	219,788	21,734
Rightmove PLC	95,680	944,950
RS Group PLC	68,080	469,412
Safestore Holdings PLC	17,480	147,122
Savills PLC	28,461	352,944
Serco Group PLC	21,415	49,147
Shaftesbury Capital PLC	382,536	694,870
Softcat PLC	47,748	1,066,432
Spectris PLC	10,580	283,230
Spire Healthcare Group PLC(c)	54,266	140,312
SSP Group PLC	59,938	118,711
SThree PLC	45,846	149,050
Synthomer PLC(b)	19,136	20,989
TBC Bank Group PLC	9,200	581,849
Telecom Plus PLC	23,644	596,176
Trainline PLC(b)(c)	44,160	172,976
Trustpilot Group PLC(b)(c)	189,152	567,205
TUI AG(b)	87,492	673,206
Tullow Oil PLC(b)	155,650	26,593
UNITE Group PLC (The)	4,211	48,380
Vesuvius PLC	17,112	78,039
Vistry Group PLC(b)	10,672	89,975
Weir Group PLC (The)	20,792	626,744
WH Smith PLC	7,597	91,932
Wickes Group PLC	272,228	689,317
Workspace Group PLC	37,977	225,035
XPS Pensions Group PLC	60,720	312,762
		45,070,631
United States — 0.1%
Gran Tierra Energy Inc., NVS(a)(b)	13,087	58,097
Primo Brands Corp.	7,963	260,151
		318,248
Total Common Stocks — 98.0% (Cost: $292,177,409)		320,184,257

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Germany — 0.6%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	4,486	$305,677
FUCHS SE, Preference Shares, NVS	10,252	514,062
Jungheinrich AG, Preference Shares, NVS	8,970	325,995
KSB SE & Co. KGaA, Preference Shares, NVS	184	167,442
STO SE & Co. KGaA, Preference Shares, NVS	4,647	664,570
		1,977,746
Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	6,682	180,849
Spain — 0.0%
Grifols SA, Class B, Preference Shares, NVS	24,835	175,965
Sweden — 0.0%
Tingsvalvet Fastighets AB, Preference Shares, NVS	1,100	37,386
Total Preferred Stocks — 0.7% (Cost: $2,191,738)		2,371,946
Total Long-Term Investments — 98.7% (Cost: $294,369,147)		322,556,203
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	10,691,403	10,695,680
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	90,000	$90,000
Total Short-Term Securities — 3.3% (Cost: $10,783,037)		10,785,680
Total Investments — 102.0% (Cost: $305,152,184)		333,341,883
Liabilities in Excess of Other Assets — (2.0)%		(6,582,849)
Net Assets — 100.0%		$326,759,034

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,189,522	$—	$(12,497,967)(a)	$5,420	$(1,295)	$10,695,680	10,691,403	$308,300 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	—	(20,000)(a)	—	—	90,000	90,000	7,572	—
				$5,420	$(1,295)	$10,785,680		$315,872	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	58	06/12/25	$1,083	$(9,469)
Mini S&P/TSX 60 Index	16	06/19/25	867	12,906

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International Small-Cap Equity Factor ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
STOXX Europe 600 Index	77	06/20/25	$2,283	$(57,649)
				$(54,212)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$46,871,800	$273,312,457	$—	$320,184,257
Preferred Stocks	37,386	2,334,560	—	2,371,946
Short-Term Securities
Money Market Funds	10,785,680	—	—	10,785,680
	$57,694,866	$275,647,017	$—	$333,341,883
Derivative Financial Instruments(a)
Assets
Equity Contracts	$12,906	$—	$—	$12,906
Liabilities
Equity Contracts	(57,649)	(9,469)	—	(67,118)
	$(44,743)	$(9,469)	$—	$(54,212)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust